Long-Term Debt and Short-Term Borrowings (Details 2)				1 Months Ended		1 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended					1 Months Ended										1 Months Ended
	Sep. 30, 2011 USD ($)	Jun. 30, 2007 USD ($)	Dec. 31, 2003 USD ($)	Jul. 31, 2007 Eurobond 750 Million Euros Issued July2007 EUR (€)	Aug. 31, 2010 Eurobond 750 Million Euros Issued July2007 EUR (€)	Dec. 31, 2007 Eurobond 275 Million Euros Issued December2007	Sep. 30, 2011 Fixed rate Medium-term note due 2016	Jun. 30, 2012 Fixed rate Medium-term note due 2017	Jun. 30, 2012 Fixed rate Medium-term note due 2022	Aug. 31, 2008 Fixed rate Medium-term note due 2013	Oct. 31, 2008 Floating rate Medium-term note which matured in 2011	Dec. 31, 2011 Floating rate Medium-term note which matured in 2011 USD ($)	Dec. 31, 2012 Floating rate notes due in 2027, 2040 and 2041	Mar. 31, 2007 Fixed rate 30-year bond due 2037	Dec. 31, 2012 Fixed rate Medium-term note which matured in 2012 USD ($)	Dec. 31, 2007 Fixed rate Medium-term note which matured in 2012	Dec. 31, 2004 Floating rate note due 2044	Dec. 31, 2012 Floating rate note due 2044	Dec. 31, 2012 Five-year credit facility agreement USD ($)	Sep. 30, 2012 Five-year credit facility agreement	Nov. 30, 2009 Fixed rate note which matured in November 2009 USD ($)	Nov. 30, 2006 Fixed rate note which matured in November 2009	Dec. 31, 2012 One-year credit facility agreement with HSBC Bank USA USD ($)	Sep. 30, 2012 One-year credit facility agreement with HSBC Bank USA USD ($)	Aug. 31, 2011 One-year credit facility agreement with HSBC Bank USA USD ($)	Dec. 31, 2012 Stand alone letters of credit USD ($)	Dec. 31, 2012 International lines of credit USD ($)	Dec. 31, 2012 United States lines of credit with other banking partners USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank USD ($)	Dec. 31, 2012 Three-year credit facility agreement with JP Morgan Chase Bank GBP (£)
Long-Term Debt
Repayment of debt												$ 800,000,000			$ 500,000,000						$ 400,000,000
Term of debt instrument				7 years		7 years	5 years	5 years	10 years	5 years	3 years			30 years		5 years	40 years					3 years
Medium-term notes program established in connection with a "well-known seasoned issuer" shelf registration	3,000,000,000	3,000,000,000	1,500,000,000
Interest rate - stated				5.00%		5.00%	1.375%	1.00%	2.00%	4.375%	4.50%			5.70%		4.65%
Number of debt securities issued under the medium-term notes program		3
Repurchase price of notes until 2013 - low end of range																		98.00%
Repurchase price of notes until 2013 - high end of range																		99.00%
Repurchase price of notes from 2014 to maturity																		100.00%
Notional amount of interest rate, fair value hedge derivatives				400,000,000								800,000,000
Termination of notional amount of fixed-to-floating interest rate swap					150,000,000
Notional amount remaining after partial termination of fixed-to-floating interest rate swap					250,000,000
Number of years after date of issuance that put options commence													10 years
Number of years after put options commence when additional put options occur on each anniversary thereafter until final maturity													3 years
Repurchase price of notes according to redemption schedule - low end of range (as a percent)													99.00%
Repurchase price of notes according to redemption schedule - high end of range (as a percent)													100.00%
Line of Credit Facility
Term of credit facility																				5 years				1 year	1 year				3 years	3 years
Current borrowing capacity																			1,500,000,000					150,000,000	200,000,000				106,000,000	66,000,000
Maximum increase available subject to lender approval																			500,000,000
Maximum borrowing capacity including portion subject to lender approval																			2,000,000,000
Amount of letters of credit outstanding utilized in connection with normal business activities																							$ 121,000,000			$ 100,000,000	$ 37,000,000	$ 6,000,000	$ 106,000,000	£ 66,000,000
Required minimum EBITDA to Interest Ratio																			3				3
Actual EBITDA to Interest Ratio																			45				45
Number of consecutive quarters over which the ratio of required EBITDA to Interest Ratio is calculated																			4				4